Contingent liabilities, commitments and guarantees (Tables)	6 Months Ended
Jun. 30, 2022
Contingent Liabilities, Commitments And Guarantees [Abstract]
Schedule of contingent liabilities, commitments and guarantees arising from the banking business
Contingent liabilities, commitments and guarantees arising from the banking business

	At 30 Jun 2022 £m	At 31 Dec 2021 £m

Contingent liabilities
Acceptances and endorsements	415	191
Other:
Other items serving as direct credit substitutes	560	510
Performance bonds, including letters of credit, and other transaction-related contingencies	2,103	2,043
	2,663	2,553
Total contingent liabilities	3,078	2,744

Commitments and guarantees
Forward asset purchases and forward deposits placed	75	61

Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	20,060	17,807
Other commitments and guarantees	87,374	88,454
	107,434	106,261
1 year or over original maturity	37,143	36,411
Total commitments and guarantees	144,652	142,733